GOODWILL AND OTHER INTANGIBLE ASSETS - Included in Other Amortizable Intangible Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 25, 2021
Finite-Lived Intangible Assets
Assets	$ 201,468	$ 148,809
Accumulated Amortization	(57,576)	(39,792)
Net Value	143,892	109,017
Non-compete agreements
Finite-Lived Intangible Assets
Assets	12,577	8,490
Accumulated Amortization	(7,109)	(4,160)
Net Value	5,468	4,330
Customer relationships
Finite-Lived Intangible Assets
Assets	141,712	101,158
Accumulated Amortization	(35,521)	(25,012)
Net Value	106,191	76,146
Licensing agreements
Finite-Lived Intangible Assets
Assets	4,589	4,589
Accumulated Amortization	(4,589)	(4,589)
Patents
Finite-Lived Intangible Assets
Assets	1,976	3,221
Accumulated Amortization	(1,104)	(1,137)
Net Value	872	2,084
Tradename
Finite-Lived Intangible Assets
Assets	38,826	30,392
Accumulated Amortization	(8,393)	(4,599)
Net Value	30,433	25,793
Software
Finite-Lived Intangible Assets
Assets	1,788	959
Accumulated Amortization	(860)	(295)
Net Value	$ 928	$ 664